RELATED PARTY TRANSACTIONS, Investments in Loans (FY) (Details) - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Investments in Loans [Abstract]
Amount of co-investments held		$ 0
Sale of assigned rights	$ 0	$ 1,600,000	$ 2,300,000